ACQUISITIONS	12 Months Ended
Dec. 31, 2023
Business Combinations [Abstract]
ACQUISITIONS

6. ACQUISITIONS

Acquisition of Certain Assets of Innovation Neuromonitoring, LLC

On August 2, 2023, Assure Networks Texas Holdings II, LLC (“Purchaser”), a wholly owned subsidiary of Assure Networks, LLC, a wholly owned subsidiary of Assure Holdings Corp., entered into an asset purchase agreement (the “Purchase Agreement”) with Innovation Neuromonitoring LLC (the “Seller”) and certain principals. Pursuant to the Purchase Agreement, Purchaser agreed to purchase certain assets of the Seller related to the Seller’s operating businesses that provide intraoperative neuromonitoring and related services. The acquired assets include, but are not limited to, tangible personal property, inventory, records, contracts, licenses, warranties, intellectual property, goodwill, software, (collectively, the “Assets”). The acquisition of the Assets closed on August 29, 2023 (“Closing”).

Subject to certain adjustments, the Assets were acquired for a purchase price of $1,200,000 payable as set forth below.

(1)	$800,000 in cash installment payments, in accordance with the following payment schedule:
a.	$100,000 was paid in cash in conjunction with the signing of the Letter of Intent and was subject to repayment if the transaction did not close;
b.	$200,000 was paid at the closing minus $131,422, the amount that has been pre-paid to Seller, and also minus $34,000 which was paid to a vendor for amounts owed to the vendor by the Seller;
c.	$500,000 to be paid in cash in twenty-four equal monthly installments, with the first installment being due on or before September 1, 2023, and the remaining installments being due on the first business day of each month thereafter, with the monthly installment subject to adjustment based on the performance of the Assets as set forth in the purchase Agreement; and
(2)	$400,000 in common stock of the Company, calculated as of the date of the Purchase Agreement was executed, which was subject to a six-month lock-up.

Pursuant to the Purchase Agreement, the Company agreed to register the Shares under the Securities Act of 1933 on a registration statement on Form S-1 (the “Registration Statement”) with the Securities and Exchange Commission within 15 days of the Closing (collectively, the “Registrable Securities”) for resale by the Seller or Principals. The Company filed the registration statement on Form S-1 with the SEC (File No. 333-269759), and is working to have the SEC bring it effective.

The Purchase Agreement contains customary representations, warranties and covenants from each of the parties. Under the Purchase Agreement, the Seller have agreed to indemnify Assure for (a) any misrepresentation, omission, or breach by Seller and/or Principals of any representation or warranty contained in the Purchase Agreement or in any of the documents executed and delivered by Seller and/or Principals pursuant thereto; (b) any nonperformance, failure to comply, or breach of or default by Seller and/or Principals of any covenant, promise, or agreement of Seller and/or Principals contained in the Purchase Agreement or in any of the documents executed and delivered by Seller and/or Principals pursuant thereto; (c) any and all debts, obligations, duties, or liabilities (including taxes) of Seller and/or Principals relating to the Business or any of the Assets, that arise prior to the effective time of the Purchase Agreement, and any debts, obligations, duties, or liabilities of Seller relating to any asset retained by Seller, regardless of whether any notice, invoices, or bills for such debts, obligations, duties, or liabilities are received on or after the Closing Date; and (d) any material matter, act, thing, or occurrence caused by or resulting from any act or omission of Seller and/or Principals prior to the effective time of the Purchase Agreement. Under the Purchase Agreement, Purchaser has agreed to indemnify the Seller and Principals for (a) any misrepresentation, omission, or breach by Purchaser of any representation or warranty contained in the Purchase Agreement or in any of the documents executed and delivered by Purchaser pursuant thereto; (b) any nonperformance, failure to comply, or breach of or default by Purchaser of any covenant, promise, or agreement of Purchaser contained in the Purchase Agreement or in any of the documents executed and delivered by Purchaser pursuant thereto; (c) any and all debts, obligations, duties, or liabilities including, without limitation, those assumed by Purchaser hereunder, relating, directly or indirectly to the business activity of the Business that arise after the effective time of the Purchase Agreement; and (d) any matter, act, thing, or occurrence caused by or resulting from any act or omission of Purchaser.

Additionally, on August 2, 2023, Assure Networks Texas Holdings II, LLC entered into an equipment sale agreement with Innovation to purchase certain equipment from Innovation for $165,000.  This transaction closed on August 2, 2023. Due to the timing of this agreement, the purchase price and acquired equipment is included in the purchase price allocation below.

As a result, the total purchase price for the acquired assets was $1.3 million.

The following table summarizes the allocation of the total consideration to the assets acquired, based on fair values as determined by the Company, as of the close date of the acquisition (stated in thousands):

Total purchase price	$1,365
Less fair value of amount paid to third-party vendor	(37)
Less fair value adjustment for issuance of common shares	(195)
Net purchase price	1,133

Equipment	248
Total assets acquired	248

Total goodwill	$885

Assure incurred legal costs of approximately $10,000 related to this transaction.